Business Segments - Schedule of Segment Reporting Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Interest income	$ 137,276	$ 133,793	$ 119,514	$ 114,232	$ 114,092	$ 108,512	$ 108,177	$ 106,416	$ 504,815	$ 437,197	$ 445,200
Interest expense	12,596	12,042	10,241	9,824	10,654	11,060	11,695	13,545	44,704	46,953	63,450
Net interest income	124,680	121,751	109,273	104,408	103,438	97,452	96,482	92,871	460,111	390,244	381,750
Provision for loan losses	6,495	5,714	4,748	2,103	4,700	2,014	1,807	(3,377)	19,060	5,145	20,671
Mortgage income									51,797	64,197	78,053
Title income									20,492	20,526	20,987
Other non-interest income									101,339	84,235	76,957
Core deposit intangible amortization									5,569	4,499	4,900
Other non-interest expenses									468,910	468,586	427,285
Income (loss) before income taxes	45,875	42,789	20,977	30,558	34,779	30,549	19,803	(4,159)	140,200	80,972	104,891
Income tax provision	9,939	11,897	4,750	8,163	9,175	7,357	4,213	(4,876)	34,750	15,869	28,496
Net income	35,936	30,892	16,227	22,395	25,604	23,192	15,590	717	105,450	65,103	76,395
Total loans and loans held for sale, net of unearned income	11,581,116				9,620,461				11,581,116	9,620,461	8,766,055
Total assets	15,758,605				13,365,550				15,758,605	13,365,550	13,129,678
Total deposits	12,520,525				10,737,000				12,520,525	10,737,000	10,748,277
Average assets									14,632,685	13,003,988	12,096,972
IBERIABANK [Member]
Segment Reporting Information [Line Items]
Interest income									498,820	431,418	439,245
Interest expense									42,983	45,150	61,349
Net interest income									455,837	386,268	377,896
Provision for loan losses									18,966	5,123	20,550
Mortgage income									71	2	6
Other non-interest income									101,401	84,243	76,967
Core deposit intangible amortization									5,569	4,499	4,900
Allocated expenses									(11,602)	(7,453)	(3,282)
Other non-interest expenses									407,461	402,170	361,428
Income (loss) before income taxes									136,915	66,174	71,273
Income tax provision									33,419	10,035	15,192
Net income									103,496	56,139	56,081
Total loans and loans held for sale, net of unearned income	11,415,973				9,472,908				11,415,973	9,472,908	8,485,363
Total assets	15,538,432				13,167,162				15,538,432	13,167,162	12,796,811
Total deposits	12,515,329				10,734,030				12,515,329	10,734,030	10,745,528
Average assets									14,431,459	12,794,997	11,879,761
IMC [Member]
Segment Reporting Information [Line Items]
Interest income									5,992	5,747	5,858
Interest expense									1,721	1,803	2,101
Net interest income									4,271	3,944	3,757
Provision for loan losses									94	22	121
Mortgage income									51,726	64,195	78,047
Other non-interest income									(61)	(10)	(10)
Allocated expenses									8,203	5,417	2,340
Other non-interest expenses									44,761	49,723	49,084
Income (loss) before income taxes									2,878	12,967	30,249
Income tax provision									1,148	5,093	11,871
Net income									1,730	7,874	18,378
Total loans and loans held for sale, net of unearned income	165,143				147,553				165,143	147,553	280,692
Total assets	194,156				173,131				194,156	173,131	308,152
Total deposits	5,196				2,970				5,196	2,970	2,749
Average assets									176,003	183,513	194,832
LTC [Member]
Segment Reporting Information [Line Items]
Interest income									3	32	97
Net interest income									3	32	97
Title income									20,492	20,526	20,987
Other non-interest income									(1)	2
Allocated expenses									3,399	2,036	942
Other non-interest expenses									16,688	16,693	16,773
Income (loss) before income taxes									407	1,831	3,369
Income tax provision									183	741	1,433
Net income									224	1,090	1,936
Total assets	26,017				25,257				26,017	25,257	24,715
Average assets									$ 25,223	$ 25,478	$ 22,379